EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

12.	EARNINGS PER SHARE

The tables below present the calculation of earnings per share (“EPS”) Basic and Diluted:

Basic	2023	2022	2021
Numerator
Income attributable to the Ambev equity holders	14,501.9	14,457.9	12,671.0
Denominator
Weighted average number of shares (i) (non diluted)	15,744.8	15,741.9	15,736.9
Basic EPS	0.9211	0.9184	0.8052

Diluted	2023	2022	2021
Numerator
Income attributable to the Ambev equity holders	14,501.9	14,457.9	12,671.0
Denominator
Weighted average numbers of shares (i) (diluted)	15,838.6	15,848.6	15,857.5
Diluted EPS	0.9156	0.9123	0.7991

(i)	Million shares

Accounting Policies

The calculation of basic earnings per share is based on the net income attributable to Ambev equity holders and the weighted average number of shares outstanding during the year.

The diluted earnings per share of the stock option and deferred stock is based on the net income attributable to the equity holders of Ambev, adjusted by the weighted average number of shares outstanding during the year to assume the conversion of all potentially dilutive shares.